UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-PX
                                    ________

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    MADISON HARBOR BALANCED STRATEGIES, INC.

                INVESTMENT COMPANY ACT FILE NUMBER:   811-21479

                    MADISON HARBOR BALANCED STRATEGIES, INC.
               (Exact name of registrant as specified in charter)
                                    ________

                                375 Park Avenue
                                   21st Floor
                               New York, NY 10152
                                 1-212-380-5500
                    (Address of principal executive offices)
                                    ________

                    Madison Harbor Balanced Strategies, Inc.
                    Edward M. Casal, Chief Executive Officer
                                375 Park Avenue
                                   21st Floor
                               New York, NY 10152
                                 1-212-380-5500
                    (Name and address of agent for service)
                                    ________

                       DATE OF FISCAL YEAR END: MARCH 31

            DATE OF REPORTING PERIOD: JULY 1, 2010 TO JUNE 30, 2011

NAME OF ISSUER:                                 RREEF AMERICA REIT III, INC.
EXCHANGE TICKER/CUSIP: N/A
MEETING DATE: MAY 24, 2011

--------------------------------------------------------------------------------
                                             MANAGEMENT
  PROPOSAL CAST              SPONSOR       RECOMMENDATION         VOTE
--------------------------------------------------------------------------------
Election  of  Directors:
1. DeWitt  Bowman             Mgmt              For            Yes  -  For
2. Daryl  J.  Carter          Mgmt              For            Yes  -  For
3. Alice  M.  Connell         Mgmt              For            Yes  -  For
4. Timothy  K.  Gonzalez      Mgmt              For            Yes  -  For
5. Claude  Gruen              Mgmt              For            Yes  -  For
6. Patricia  R.  Healey       Mgmt              For            Yes  -  For
7. Duncan  L.  Matteson       Mgmt              For            Yes  -  For
--------------------------------------------------------------------------------


NAME OF ISSUER:                          LEGACY PARTNERS REALTY FUND II, INC.
EXCHANGE TICKER/CUSIP: N/A
MEETING DATE: JANUARY 26, 2011

--------------------------------------------------------------------------------
                                             MANAGEMENT
  PROPOSAL CAST              SPONSOR       RECOMMENDATION         VOTE
--------------------------------------------------------------------------------
1. Approval of Chapter 11     Mgmt              For              Yes - For
   and Adoption of
   Resolutions
--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison  Harbor  Balanced  Strategies,  Inc.


/s/ Edward  M.  Casal
-------------------------
Edward  M.  Casal
Chief  Executive  Officer

Date: August 3, 2011